UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.75%
Auto Components - 2.66%
Gentex Corp.	71,000	$1,706,130
Beverages - 2.51%
Monster Beverage Corp. (a)	31,500	1,611,540
Capital Markets - 8.15%
Eaton Vance Corp.	30,000	1,614,000
FactSet Research Systems, Inc.	9,000	1,809,090
SEI Investments Co.	28,300	1,804,974
		5,228,064
Chemicals - 5.81%
International Flavors & Fragrances, Inc.	10,000	1,221,300
The Sherwin-Williams Co.	6,600	2,503,050
		3,724,350
Commercial Services & Supplies - 8.27%
Copart, Inc. (a)	65,000	3,563,950
Rollins, Inc.	35,000	1,741,950
		5,305,900
Containers & Packaging - 1.08%
AptarGroup, Inc.	7,500	692,400
Distributors - 2.44%
LKQ Corp. (a)	49,200	1,563,084
Electronic Equipment, Instruments & Components - 6.79%
Amphenol Corp. - Class A	19,000	1,651,670
IPG Photonics Corp. (a)	11,200	2,702,224
		4,353,894
Energy Equipment & Services - 3.87%
National Oilwell Varco, Inc.	30,600	1,267,452
Oceaneering International, Inc. (a)	25,000	595,750
TechnipFMC PLC (b)	20,000	623,000
		2,486,202
Food Products - 6.33%
Flowers Foods, Inc.	74,100	1,504,230
McCormick & Co, Inc.	6,000	606,000
The Hershey Co.	21,700	1,953,868
		4,064,098
Health Care Equipment & Supplies - 11.50%
Edwards Lifesciences Corp. (a)	13,000	1,785,030
IDEXX Laboratories, Inc. (a)	13,600	2,831,656
ResMed, Inc.	20,000	2,056,200
Varian Medical Systems, Inc. (a)	6,000	707,220
		7,380,106
Health Care Providers & Services - 1.47%
MEDNAX, Inc. (a)	20,600	944,510
Household Products - 2.05%
Church & Dwight Co., Inc.	28,000	1,314,600
IT Services - 5.80%
FleetCor Technologies, Inc. (a)	3,300	657,855
Jack Henry & Associates, Inc.	24,500	3,063,970
		3,721,825

Multiline Retail - 0.93%
Dollar Tree, Inc. (a)	7,200	594,648
Oil, Gas & Consumable Fuels - 8.81%
Diamondback Energy, Inc.	14,100	1,702,716
EQT Corp.	19,000	979,260
ONEOK, Inc.	43,600	2,971,776
		5,653,752
Road & Rail - 2.82%
JB Hunt Transport Services, Inc.	14,100	1,806,210
Semiconductors & Semiconductor Equipment - 4.37%
Analog Devices, Inc.	9,000	874,620
Microchip Technology, Inc.	19,800	1,928,124
		2,802,744
Software - 5.44%
Red Hat, Inc. (a)	21,500	3,492,030
Specialty Retail - 4.85%
L Brands, Inc.	49,000	1,661,590
Tractor Supply Co.	19,500	1,449,045
		3,110,635
Trading Companies & Distributors - 3.80%
Fastenal Co.	32,400	1,724,652
MSC Industrial Direct Co., Inc. - Class A	7,750	711,682
		2,436,334
TOTAL COMMON STOCKS (Cost $37,206,112)		$63,993,056

MONEY MARKET FUNDS - 0.20%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.656% (c)	128,347	128,347
TOTAL MONEY MARKET FUNDS (Cost $128,347)		128,347

Total Investments (Cost $37,334,459) - 99.95%		64,121,403
Other Assets in Excess of Liabilities - 0.05%		30,872
TOTAL NET ASSETS - 100.00%		$64,152,275

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2018.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.39%
Aerospace & Defense - 2.40%
United Technologies Corp.	44,000	$5,492,080
Air Freight & Logistics - 1.90%
CH Robinson Worldwide, Inc.	50,000	4,350,000
Banks - 4.11%
Wells Fargo & Co.	174,000	9,394,260
Beverages - 2.68%
PepsiCo, Inc.	61,000	6,115,250
Capital Markets - 3.64%
BlackRock, Inc.	8,000	4,273,840
Franklin Resources, Inc.	120,000	4,028,400
		8,302,240
Chemicals - 7.01%
Ecolab, Inc.	38,000	5,419,180
Praxair, Inc.	35,000	5,469,100
The Sherwin-Williams Co.	13,500	5,119,875
		16,008,155
Construction Materials - 3.51%
Martin Marietta Materials, Inc.	36,000	8,023,320
Diversified Telecommunication Services - 6.43%
AT&T, Inc.	176,000	5,688,320
Verizon Communications, Inc.	189,000	9,009,630
		14,697,950
Electric Utilities - 7.61%
NextEra Energy, Inc.	31,000	5,140,110
The Southern Co.	154,000	6,914,600
Westar Energy, Inc.	94,000	5,329,800
		17,384,510
Energy Equipment & Services - 3.37%
Halliburton Co.	65,000	3,233,100
Schlumberger Ltd. (a)	65,000	4,463,550
		7,696,650
Food & Staples Retailing - 2.42%
Walmart, Inc.	67,000	5,530,180
Food Products - 0.78%
General Mills, Inc.	42,000	1,776,180
Health Care Providers & Services - 4.81%
CVS Health Corp.	113,000	7,163,070
McKesson Corp.	27,000	3,832,380
		10,995,450
Health Care Technology - 2.09%
Cerner Corp. (b)	80,000	4,774,400
Hotels, Restaurants & Leisure - 2.38%
Starbucks Corp.	96,000	5,440,320
Insurance - 2.00%
Chubb Ltd. (a)	35,000	4,574,150
Internet Software & Services - 5.90%
Alphabet, Inc. - Class A (b)	7,900	8,690,000
Facebook, Inc. - Class A (b)	25,000	4,794,500
		13,484,500
IT Services - 4.77%
Cognizant Technology Solutions Corp. - Class A	64,000	4,822,400
Mastercard, Inc. - Class A	32,000	6,083,840
		10,906,240

Life Sciences Tools & Services - 3.56%
Thermo Fisher Scientific Inc.	39,000	8,122,530
Media - 2.70%
Comcast Corp. - Class A	198,000	6,173,640
Oil, Gas & Consumable Fuels - 6.37%
Chevron Corp.	72,000	8,949,600
Exxon Mobil Corp.	69,000	5,605,560
		14,555,160
Pharmaceuticals - 2.25%
Johnson & Johnson	43,000	5,143,660
Road & Rail - 3.91%
Union Pacific Corp.	62,500	8,922,500
Specialty Retail - 6.15%
O'Reilly Automotive, Inc. (b)	26,500	7,139,365
The Home Depot, Inc.	37,000	6,902,350
		14,041,715
Textiles, Apparel & Luxury Goods - 1.73%
NIKE, Inc. - Class B	55,000	3,949,000
Water Utilities - 2.91%
Aqua America, Inc.	191,500	6,645,050
TOTAL COMMON STOCKS (Cost $170,255,280)		$222,499,090

EXCHANGE TRADED FUNDS - 1.86%
Industrial Select Sector SPDR Fund	57,000	4,243,080
TOTAL EXCHANGE TRADED FUNDS (Cost $3,852,550)		4,243,080

MONEY MARKET FUNDS - 0.50%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.656% (c)	1,143,325	1,143,325
TOTAL MONEY MARKET FUNDS (Cost $1,143,325)		1,143,325

Total Investments (Cost $175,251,155) - 99.75%		227,885,495
Other Assets in Excess of Liabilities - 0.25%		562,971
TOTAL NET ASSETS - 100.00%		$228,448,466

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc.and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap
Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund has two share classes: Institutional Class and Investor Class shares.
Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Companies”.
The Institutional Class shares of each Fund commenced operations on May 26, 2010. The Investor Class shares of each Fund commenced operations on January 17, 2012. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”) the Fund’s investment adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2018:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$63,993,056	$-	$-	$63,993,056
Total Equity	63,993,056	-	-	63,993,056
Short-Term Investments	128,347	-	-	128,347
Total Investments in Securities	$64,121,403	$-	$-	$64,121,403

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$222,499,090	$-	$-	$222,499,090
Exchange Traded Funds	4,243,080	-	-	4,243,080
Total Equity	226,742,170	-	-	226,742,170
Short-Term Investments	1,143,325	-	-	1,143,325
Total Investments in Securities	$227,885,495	$-	$-	$227,885,495

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

During the period ended May 31, 2018, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date          7/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
 John Buckel, President
Date         7/18/2018

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date          7/18/2018

* Print the name and title of each signing officer under his or her signature.